UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                   West Conshohocken, PA           May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $114,020
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.


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
                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2009


COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8

                               TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP     (x$1,000)  PRN AMT   PRN CALL  DISCRETION     MNGRS     SOLE    SHARED  NONE
AETNA INC NEW                  COM            00817Y108   1,260       51,787 SH        SHARED-DEFINED   1       51,787
AETNA INC NEW                  COM            00817Y108     675       27,742 SH        SHARED-DEFINED   2       27,742
ALPHA NATURAL RESOURCES INC    COM            02076X102     758       42,711 SH        SHARED-DEFINED   1       42,711
ALPHA NATURAL RESOURCES INC    COM            02076X102     437       24,597 SH        SHARED-DEFINED   2       24,597
APACHE CORP                    COM            037411105     461        7,198 SH        SHARED-DEFINED   1        7,198
APACHE CORP                    COM            037411105     265        4,142 SH        SHARED-DEFINED   2        4,142
ASYST TECHNOLOGY CORP          COM            04648X107     289    1,032,647 SH        SHARED-DEFINED   1    1,032,647
ASYST TECHNOLOGY CORP          COM            04648X107     147      525,370 SH        SHARED-DEFINED   2      525,370
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW        049164205     981       56,532 SH        SHARED-DEFINED   1       56,532
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW        049164205     564       32,516 SH        SHARED-DEFINED   2       32,516
BAKER HUGHES INC               COM            057224107     689       24,120 SH        SHARED-DEFINED   1       24,120
BAKER HUGHES INC               COM            057224107     396       13,880 SH        SHARED-DEFINED   2       13,880
BECKMAN COULTER INC            COM            075811109   2,360       46,265 SH        SHARED-DEFINED   1       46,265
BECKMAN COULTER INC            COM            075811109   1,353       26,525 SH        SHARED-DEFINED   2       26,525
BP PLC                         SPONSORED ADR  055622104   1,947       48,559 SH        SHARED-DEFINED   1       48,559
BP PLC                         SPONSORED ADR  055622104   1,120       27,941 SH        SHARED-DEFINED   2       27,941
CF INDS HLDGS INC              COM            125269100   2,809       39,489 SH        SHARED-DEFINED   1       39,489
CF INDS HLDGS INC              COM            125269100   1,615       22,711 SH        SHARED-DEFINED   2       22,711
CISCO SYS INC                  COM            17275R102   1,679      100,118 SH        SHARED-DEFINED   1      100,118
CISCO SYS INC                  COM            17275R102     963       57,448 SH        SHARED-DEFINED   2       57,448
CLIFFS NATURAL RESOURCES INC   COM            18683K101   2,528      139,210 SH        SHARED-DEFINED   1      139,210
CLIFFS NATURAL RESOURCES INC   COM            18683K101   1,452       79,950 SH        SHARED-DEFINED   2       79,950
COCA COLA CO                   COM            191216100   5,500      125,146 SH        SHARED-DEFINED   1      125,146
COCA COLA CO                   COM            191216100   3,169       72,114 SH        SHARED-DEFINED   2       72,114
CONOCOPHILLIPS                 COM            20825C104   3,140       80,184 SH        SHARED-DEFINED   1       80,184
CONOCOPHILLIPS                 COM            20825C104   1,805       46,094 SH        SHARED-DEFINED   2       46,094
DELL INC                       COM            24702R101   1,993      210,251 SH        SHARED-DEFINED   1      210,251
DELL INC                       COM            24702R101   1,147      120,984 SH        SHARED-DEFINED   2      120,984
DRESSER-RAND GROUP INC         COM            261608103   1,052       47,609 SH        SHARED-DEFINED   1       47,609
DRESSER-RAND GROUP INC         COM            261608103     605       27,391 SH        SHARED-DEFINED   2       27,391
EMERSON ELEC CO                COM            291011104   3,069      107,373 SH        SHARED-DEFINED   1      107,373
EMERSON ELEC CO                COM            291011104   1,750       61,240 SH        SHARED-DEFINED   2       61,240
FLEXTRONICS INTL LTD           ORD            Y2573F102   1,234      426,976 SH        SHARED-DEFINED   1      426,976
FLEXTRONICS INTL LTD           ORD            Y2573F102     655      226,591 SH        SHARED-DEFINED   2      226,591
FLOWSERVE CORP                 COM            34354P105   3,105       55,325 SH        SHARED-DEFINED   1       55,325
FLOWSERVE CORP                 COM            34354P105   1,785       31,814 SH        SHARED-DEFINED   2       31,814
F M C CORP                     COM NEW        302491303   2,574       59,668 SH        SHARED-DEFINED   1       59,668
F M C CORP                     COM NEW        302491303   1,481       34,332 SH        SHARED-DEFINED   2       34,332
GAMESTOP CORP NEW              CL A           36467W109   1,023       36,522 SH        SHARED-DEFINED   1       36,522
GAMESTOP CORP NEW              CL A           36467W109     586       20,922 SH        SHARED-DEFINED   2       20,922
GRAFTECH INTL LTD              COM            384313102     821      133,274 SH        SHARED-DEFINED   1      133,274
GRAFTECH INTL LTD              COM            384313102     473       76,726 SH        SHARED-DEFINED   2       76,726
HEWLETT PACKARD CO             COM            428236103   2,198       68,544 SH        SHARED-DEFINED   1       68,544
HEWLETT PACKARD CO             COM            428236103   1,265       39,456 SH        SHARED-DEFINED   2       39,456
HONEYWELL INTL INC             COM            438516106   1,687       60,544 SH        SHARED-DEFINED   1       60,544
HONEYWELL INTL INC             COM            438516106     957       34,349 SH        SHARED-DEFINED   2       34,349
JAKKS PAC INC                  COM            47012E106   2,141      173,343 SH        SHARED-DEFINED   1      173,343
JAKKS PAC INC                  COM            47012E106   1,230       99,635 SH        SHARED-DEFINED   2       99,635
JOHNSON & JOHNSON              COM            478160104   3,114       59,211 SH        SHARED-DEFINED   1       59,211
JOHNSON & JOHNSON              COM            478160104   1,790       34,039 SH        SHARED-DEFINED   2       34,039
MASTEC INC                     COM            576323109     941       77,837 SH        SHARED-DEFINED   1       77,837
MASTEC INC                     COM            576323109     496       41,063 SH        SHARED-DEFINED   2       41,063
METLIFE INC                    COM            59156R108   1,042       45,777 SH        SHARED-DEFINED   1       45,777
METLIFE INC                    COM            59156R108     597       26,223 SH        SHARED-DEFINED   2       26,223
MICROSOFT CORP                 COM            594918104   2,360      128,472 SH        SHARED-DEFINED   1      128,472
MICROSOFT CORP                 COM            594918104   1,366       74,378 SH        SHARED-DEFINED   2       74,378
ORACLE CORP                    COM            68389X105   1,973      109,161 SH        SHARED-DEFINED   1      109,161
ORACLE CORP                    COM            68389X105   1,136       62,839 SH        SHARED-DEFINED   2       62,839
SKECHERS U S A INC             CL A           830566105   2,972      445,650 SH        SHARED-DEFINED   1      445,650
SKECHERS U S A INC             CL A           830566105   1,716      257,247 SH        SHARED-DEFINED   2      257,247
SPDR TR                        UNIT SER 1     78462F103   3,902       49,070 SH        SHARED-DEFINED   1       49,070
SPDR TR                        UNIT SER 1     78462F103   4,448       55,930 SH        SHARED-DEFINED   2       55,930
SYMANTEC CORP                  COM            871503108   1,471       98,452 SH        SHARED-DEFINED   1       98,452
SYMANTEC CORP                  COM            871503108     770       51,548 SH        SHARED-DEFINED   2       51,548
WALGREEN CO                    COM            931422109   2,772      106,775 SH        SHARED-DEFINED   1      106,775
WALGREEN CO                    COM            931422109   1,597       61,525 SH        SHARED-DEFINED   2       61,525
WELLPOINT INC                  COM            94973V107   4,331      114,052 SH        SHARED-DEFINED   1      114,052
WELLPOINT INC                  COM            94973V107   2,491       65,600 SH        SHARED-DEFINED   2       65,600
WET SEAL INC                   CL A           961840105   1,007      299,673 SH        SHARED-DEFINED   1      299,673
WET SEAL INC                   CL A           961840105     535      159,260 SH        SHARED-DEFINED   2      159,260


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